SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Accounting Policy [Line Items]
Benefit distributions payable	$ 0	$ 0